EMPLOYMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2021
Employment Costs [Abstract]
Disclosure of detailed information about components of share-based compensation expenses [Table Text Block]
For the year ended December 31	2021	2020
Sales and marketing	$1,631	$855
Research and development	998	595
General and administrative	4,024	1,679
Total share-based compensation expenses	$6,653	$3,129